Bank's loans by category (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Bank's loans by category
Commercial and industrial loans	$ 94,702	$ 83,631
Non-farm, nonresidential real estate loans	176,213	167,565
Construction and development loans	29,938	36,323
Commercial loans secured by real estate loans	26,940	23,983
Other commercial loans	26,582	24,423
Total commercial loans	354,375	335,925
Consumer loans	10,957	11,621
Single family residential loans	213,763	196,349
Other retail loans	27,671	23,264
Total residential and consumer loans	252,391	231,234
Total Bank's loans	606,766	567,159
Less: Allowance for possible loan losses	(8,595)	(8,809)
Total net loans	$ 598,171	$ 558,350